Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 14,251
2026	8,215
2027	4,982
2028	4,982
2029	4,982
2030 and thereafter	4,899
Total	$ 42,311	$ 60,431